Detail of Certain Balance Sheet Accounts - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Text Block Supplement [Abstract]
Wages and payroll taxes	$ 98,245	$ 84,753
Checks in excess of cash balance	27,643	9,018
Compensated absences	24,360	22,983
Automobile insurance reserves	21,353	27,381
Workers compensation insurance reserves	19,966	22,480
Health insurance reserves	14,934	13,452
Legal settlements and professional fees	13,982	114,677
Deferred revenue	10,196	14,822
Interest	8,779	3,125
General and professional liability insurance reserves	8,328	22,738
Contingent consideration	3,136	2,650
Taxes other than income taxes	1,985	1,742
Recoupment fees	536	36,071
Other	42,303	38,784
Total accrued expenses	$ 295,746	$ 414,676